Share-Based Payment (Details) - Schedule of Fair Value of the RSUs Granted - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment (Details) - Schedule of Fair Value of the RSUs Granted [Line Items]
Range of fair value of the RSUs granted during the year	$ 2.86
Bottom of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of the RSUs Granted [Line Items]
Range of fair value of the RSUs granted during the year	$ 2.39	$ 2.47	$ 4.62
Top of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of the RSUs Granted [Line Items]
Range of fair value of the RSUs granted during the year		$ 3.82	$ 10.94